Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 907,806	$ 913,276
Short-term investments	31,128	36,611
Accounts receivable (net of allowance of $20,219 and $25,667, respectively	469,800	728,250
Short-term finance receivables (net of allowance of $25,484 and $45,583, respectively	1,102,921	1,188,292
Inventories	103,580	179,678
Current income taxes	28,934	51,836
Other current assets and prepayments	147,067	114,184
Assets Held-for-sale, Current	46,976	0
Total current assets	2,838,212	3,212,127
Property, plant and equipment, net	245,171	385,377
Rental property and equipment, net	226,146	241,192
Long-term finance receivables (net of allowance of $14,610 and $17,847, respectively	962,363	1,026,489
Investment in leveraged leases	34,410	34,546
Goodwill	1,734,871	2,136,138
Intangible assets, net	120,387	166,214
Non-current income taxes	73,751	94,434
Other assets	537,397	563,374
Total assets	6,772,708	7,859,891
Current liabilities:
Accounts payable and accrued liabilities	1,644,582	1,809,226
Current income taxes	157,340	240,681
Current portion of long-term obligations	0	375,000
Advance billings	425,833	452,130
Total current liabilities	2,227,755	2,877,037
Deferred taxes on income	39,701	48,256
Tax uncertainties and other income tax liabilities	190,645	150,074
Long-term debt	3,346,295	3,642,375
Other non-current liabilities	466,766	718,375
Total liabilities	6,271,162	7,436,117
Noncontrolling interests (Preferred stockholders' equity in subsidiaries)	296,370	296,370
Stockholders' equity (deficit):
Cumulative preferred stock, $50 par value, 4% convertible	4	4
Cumulative preference stock, no par value, $2.12 convertible	591	648
Common stock, $1 par value (480,000,000 shares authorized; 323,337,912 shares issued)	323,338	323,338
Additional paid-in capital	196,977	223,847
Retained earnings	4,715,564	4,761,575
Accumulated other comprehensive loss	(574,556)	(681,213)
Treasury stock, at cost (123,130,405 and 123,586,842 shares, respectively)	(4,456,742)	(4,500,795)
Total Pitney Bowes Inc. stockholders' equity (deficit)	205,176	127,404
Total liabilities, noncontrolling interests and stockholders' equity (deficit)	$ 6,772,708	$ 7,859,891